Borrowings - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Interest expense, net of capitalized and income amounts	$ 52,494	$ 58,768	$ 117,808
Amortization of discount and deferred finance costs	8,087	8,968	16,358
Total finance costs	60,581	67,736	134,166
Loss on early retirement of debt	10,649	$ 0	$ 0
Loss on early retirement of debt	$ (10,649)